Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
Linde Inc. (the "Company") established the Linde Retirement Savings Plan (the “Plan”) as of July 1, 1992.
The following description of the Plan provides only general information. Participants should refer to the Plan document, as amended, for a complete description of the Plan's provisions. The following information does not apply to employees covered under a bargaining unit agreement. Employees covered under a collective bargaining agreement should refer to such agreement for the terms applicable to them.
General
The Plan is a defined contribution plan and is administered by the Administration and Investment Committee for the Linde U.S. Retirement Plans (the “Administrator”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) as amended. The Trustee of the Plan’s assets is Fidelity Management Trust Company (“Fidelity”).
In 2024, Linde Gas & Equipment Inc ("LG&E"), a subsidiary of the Company, acquired Middlesex Gases & Technologies. Effective October 1, 2025, the Middlesex 401(k) Retirement Plan was merged into the Plan. In connection with this merger, assets totaling $7,884,191 were transferred into the Plan and are reported as “Transfers in from Middlesex 401(k) Retirement Plan” in the Statement of Changes in Net Assets Available for Benefits for the plan year ended December 31, 2025.

Eligibility
All regular full-time employees (as defined in the Plan) of the Company and any of its affiliates that have adopted the Plan are eligible to participate in the Plan. Part-time employees (as defined in the Plan) of the Company and its participating affiliates are eligible to participate in the Plan following their completion of certain minimum service requirements as set forth in the Plan.

Contributions
Participant contributions to the Plan are made through payroll deductions. Contributions for all Plan participants are calculated as a percentage of compensation (as defined in the Plan) based on contribution limits established by the Administrator. Non-highly compensated employees (as defined in the Internal Revenue Code (the “Code”)) are allowed to contribute between 1% and 40% of their eligible compensation on either a before-tax, after-tax, or Roth basis in any combination. Highly compensated employees are allowed to contribute between 1% and 20% of eligible compensation, in any combination of before-tax, after-tax or Roth contributions.
The Plan must meet the actual deferral percentage tests in Section 401(k)(3)(A) of the Code. All participants’ before-tax contributions are limited, however, to an indexed annual amount prescribed by the Internal Revenue Service (the “IRS”), which amounted to $23,500 in 2025. All employees who are eligible to make deferrals under the Plan and who have attained age 50, or who will attain ages 60 through 63 before the close of the Plan year, may elect to make additional “catch-up” contributions or "super catch-up" contributions, respectively, for the Plan year. For 2025, the maximum catch-up and super catch-up contribution permitted under the Code was $7,500 and $11,250, respectively.
Participants are able to designate part or all of their future contributions as Roth 401(k) contributions. Roth 401(k) contributions are made on an after-tax basis and are eligible for Company matching contributions. The combined Roth 401(k) and pre-tax 401(k) contributions cannot exceed the annual IRS or Plan limits specified above.
Participants meeting certain minimum age and/or Plan participation requirements are able to convert part or all of their 401(k) pre-tax and Company contribution account balances into designated Roth 401(k) account balances.

Amounts converted to Roth 401(k) are subject to income tax in the year of conversion, but are free from income tax upon distribution, as long as it has been at least five years since the participant first made Roth contributions (including the conversion) to the Plan and the participant is at least age 59 1/2.
All newly hired eligible employees are automatically enrolled in the Plan at a pre-tax contribution rate of 5% of eligible compensation, unless the employee affirmatively elects not to participate in the Plan or elects to participate at a different rate. Prior to being automatically enrolled in the Plan, each newly hired eligible employee is provided a notice of the Plan’s automatic enrollment provisions and is given a period of time during which to opt out of Plan participation. Newly hired eligible employees may also voluntarily elect to enroll in the Plan with an effective date prior to the date they would otherwise be automatically enrolled and may elect a contribution rate other than 5% of eligible compensation. All participants, including those who are automatically enrolled, may change or suspend their level of Plan contributions at any time.
Except for those employed by the Company's LG&E business unit, the Company matching contribution available to a Plan participant is determined based on the component of the Plan in which the participant participates. For all Plan participants hired after April 30, 2002 and those Plan participants hired prior to May 1, 2002 who elected to be covered by the Account-Based Design feature of the Plan, the Plan provides for a Company matching contribution equal to 100% of the first 5% of compensation contributed by the participant. For Plan participants who were employees of the Company as of April 30, 2002, and elected to be covered under the Traditional Design feature of the Plan, the Plan provides for a Company matching contribution equal to 70% of the first 2.5% of the participant’s compensation contributed to the Plan and 40% of the next 5% of the participant’s compensation contributed to the Plan. The Company matching contributions are made in cash and immediately invested in accordance with the participant’s investment directions.

In lieu of the Company matching contributions and other Company contributions described above, Plan participants who are regular/full-time employees of LG&E are immediately eligible for Company contributions as outlined below. Part-time employees of LG&E are only eligible to receive Company contributions under the Plan after their completion of certain minimum service requirements as set forth in the Plan.
The Company will make a contribution on behalf of eligible LG&E participants according to the following table. One age point is granted for each year of age, and one point for each full year of Company service. Points are determined at the beginning of the Plan year. The Company contribution is a percent of compensation (as defined in the Plan). The contribution will be made at the end of each pay period. Participants not employed by LG&E are not eligible to receive these Company contributions.

Age and Service Points	Under 30 points	30 - 39 points	40 - 49 points	50 - 54 points	55 or more points
Company contribution	2.0%	2.5%	3.0%	4.0%	5.0%
Participants’ Account Activity
Participant accounts are credited with participant and Company contributions and investment returns which are based upon each participant’s investment direction. Participant accounts are charged for withdrawals and other Plan administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Except as provided below, participants are fully vested in their Plan account balances at all times. Participants employed by LG&E are at all times fully vested in their own contributions and rollover contributions. Participants employed by LG&E become fully vested in Company contributions after completing three years of service. Unvested Company contributions are forfeited following separation from the Company and may be used to reduce future Company contributions or for Plan expenses.
Investment Options
Plan participants may, subject to certain restrictions, direct the investment of their Plan accounts among various investment options offered by the Plan listed below:

Mutual Funds
Self-Directed Brokerage Account (“BrokerageLink”)
Linde Stock
Common Trusts
Stable Value Fund
Participants may change the investment election of their contributions and existing balances at any time.
Dividend Payout on Company Stock
A portion of the Plan consisting of Linde Stock has been designated as an Employee Stock Ownership Plan (“ESOP”). A dividend payout feature allows participants to elect to receive any future dividends from Linde Stock in cash as taxable distributions, rather than having such dividends reinvested in the Plan. The designation as an ESOP has no other effect on benefits under the Plan.
Withdrawals and Distributions
Plan participants may generally withdraw after-tax contributions from their account balances while working and, in limited cases (as defined in the Plan's provisions), may withdraw before-tax contributions. Mandatory distributions from the Plan are required to begin no later than April 1 of the year following the year in which a participant attains age 73 (age 70 1/2 if the Participant was born before July 1, 1949) or retires from service with the Company, whichever is later. Actively employed participants may begin receiving distributions of pre-tax contributions at age 59 1/2.
Notes Receivable from Participants (Participant Loans)
The Plan generally permits participants to borrow from their accounts a minimum of $1,000 up to the lesser of $50,000 or 50% of their vested account balances. Participants are permitted to have up to two loans outstanding at any time. Certain other restrictions apply, as defined in the Plan.
Participant loans are repaid during fixed terms not to exceed five years (thirty years for principal home loans). Principal and interest are paid ratably, generally through payroll deductions. The loans are collateralized by the balance in the participant’s account and bear interest at fixed rates determined at loan inception. The loan interest rate is set on a quarterly basis at a rate equal to the prime rate plus 1%. Interest rates on loans outstanding as of December 31, 2025 ranged from 2.25% to 9.50%, with various maturity dates through 2055. A loan application fee of $50 is charged to the participant's account for each new loan request.
Participant loans are carried at unpaid principal balance plus accrued but unpaid interest. Participant loans are deemed delinquent 90 days after the loan repayment is due and unpaid and are recorded as a distribution in accordance with the terms of the Plan and applicable law. Notes receivable from participants on the Statements of Net Assets Available for Benefits are presented net of delinquent participant loans of $1,656,384 and $1,468,439 at December 31, 2025 and 2024, respectively.
Rollovers
Rollovers represent transfers of account balances of certain participants into certain investments of the Plan from other qualified plans or from individual retirement accounts.
Unclaimed Benefits and Forfeitures
The benefit payable on behalf of a participant who cannot be located by the Administrator may be forfeited at such time as the Administrator has made the determination. However, the forfeiture will be restored to the participant's account by the Administrator if such participant subsequently makes a valid claim for the benefit. In limited circumstances, when a participant is automatically enrolled in the Plan and then subsequently elects not to participate in the Plan, the participant's matching Company contribution will be forfeited. In addition, Company contributions made on behalf of participants employed by LG&E are forfeited if the participant does not complete three years of service with the Company. Amounts forfeited under the Plan shall be applied either to pay the Plan’s administrative expenses or to reduce future Company contributions. The amounts of forfeiture balances at December 31, 2025 and 2024 were $638,682 and $1,010,860, respectively. The amount of forfeitures used to reduce employer contributions and pay plan expenses in 2025 and 2024 were $1,238,867 and $783,371, respectively.